FORUM                                   ----------------------------------------
FUNDS                                        ANNUAL REPORT
                                        ----------------------------------------
                                             MAY 31, 1999



                                             INVESTORS EQUITY FUND

                                             EQUITY INDEX FUND

                           TABLE OF CONTENTS



A Message to Our Shareholders..........................................    1


                                   FORUM FUNDS

Fund Performance.......................................................    3

Independent Auditors' Report ..........................................    4

Schedules of Investments:
   Investors Equity Fund...............................................    5
   Equity Index Fund...................................................    5

Statements of Assets and Liabilities...................................    6

Statements of Operations...............................................    7

Statements of Changes in Net Assets....................................    8

Financial Highlights...................................................    9

Notes to Financial Statements..........................................   10



                                 INDEX PORTFOLIO

Independent Auditors' Report ..........................................   14

Schedule of Investments:
   Index Portfolio.....................................................   15

Statement of Assets and Liabilities....................................   21

Statement of Operations................................................   22

Statements of Changes in Net Assets....................................   23

Financial Highlights...................................................   23

Notes to Financial Statements..........................................   24

FORUM FUNDS(R)
--------------------------------------------------------------------------------

                                                               [LOGO]
INVESTORS EQUITY FUND
EQUITY INDEX FUND

May 31, 1999                                                     ANNUAL REPORT
--------------------------------------------------------------------------------



Dear Investor:

This Annual Report covers two of the Forum equity funds, Investors Equity Fund and Equity Index Fund, and reviews their performance for the fiscal year ended May 31, 1999. As of this date, the two funds have combined total assets of nearly $43 million.

INVESTORS EQUITY FUND
---------------------
For the fiscal year ending May 31, 1999, the Investors Equity Fund achieved a total return of 24.21% (not including the effect of the Fund's maximum 4% sales charge). This compares favorably to the 21.04% total return of the Standard & Poor's 500 Index and the Morningstar Growth Funds Average of 14.10% for the same period.*

The Fund's investment approach remained the same during the twelve-month period as the Fund managers continued to invest in high quality, growth oriented, large capitalization stocks. The Fund maintained overweight positions in the technology, health care and consumer cyclical sectors but de-emphasized utilities (electric and gas), energy and other commodity related businesses. The Fund's managers intend to continue this strategy in the current fiscal year.

Despite an anticipated slowdown in both the U.S. and European economies, the Fund's managers expect growth in the U.S. GDP of around 3%. Although a combination of factors acted to drag down growth in U.S.-based corporate profits in 1998, earnings are likely to improve during the current fiscal year. The 1998 slowdown was primarily the result of economic recessions and depressions in Southeast Asia, which in turn led to a slowing in Latin America. These factors, together with the translation effects of the strong U.S. Dollar and continued weak earnings in commodity oriented industries, contributed to a moderate slowing in the second half of 1998.

As the Fund enters a new fiscal year, the managers expect these factors to have less of a negative impact on overall corporate profits and for the year to year comparisons to become easier. Inflation is likely to remain low and interest rates are likely to stabilize after their recent peaks in the May/June period of 1999. They believe that strong companies with consistent growth in earnings, achieved through market share gains and new products, will advance. By contrast, companies that rely on pricing to increase profits will face another difficult year.

EQUITY INDEX FUND
-----------------
During the fiscal year ended May 31, 1999, the Fund experienced a gain of 20.98% (not including the effect of the Fund's maximum 4% sales charge).* In seeking to achieve its objective--to replicate the return of the S&P 500 Index with a minimum of tracking error--the Fund invests substantially all of its assets in Index Portfolio, a series of Core Trust (Delaware), another open-end management investment company. Index Portfolio invests in all 500 securities that make up the S&P 500 Index and in the same weightings as in the S&P 500 Index. Index Portfolio also invests in S&P 500 futures. In addition to its investment in the Index Portfolio, the Fund maintains a small portion of its assets in cash, mainly to satisfy shareholders' cash flows.

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------


IN CONCLUSION
-------------
Because various segments of the market have suffered severe performance fluctuations in the last year, we again remind you that as an investor you should remain focused on your long-term goals and not be diverted by short-term, potentially risky ventures. Investors should also take a long-term look at major market trends. In the last year the market has been driven largely by investments in companies with the largest market capitalizations. Over the last few months, however, we have seen a shift to smaller and medium capitalization companies. And although growth stocks also drove the market for most of 1998, value stocks rebounded significantly during the last quarter of the year. As usual, we suggest that you work with your financial professional to determine the appropriate asset investment mix that is likely to meet your needs.

Thank you for your confidence in Forum Funds. We will continue to provide you with the high quality investment service that you have grown accustomed. If you have questions, please discuss them with your investment professional, or call us at (207) 879-0001.



                                                     Sincerely,

                                                     /s/ John Y. Keffer

                                                     John Y. Keffer,
                                                     Chairman





*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURNS WOULD HAVE BEEN LOWER. IF THE MAXIMUM SALES CHARGE HAD BEEN REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD HAVE BEEN LOWER. ADDITIONAL PERFORMANCE FIGURES FOR THE FUNDS CAN BE FOUND IN THE FORUM FUNDS PERFORMANCE CHARTS & ANALYSIS SECTION OF THIS REPORT.

THE S & P 500 INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. THE MORNINGSTAR PROSPECTUS OBJECTIVE FOR GROWTH FUNDS AVERAGE REFLECTS THE 12-MONTH AVERAGE TOTAL RETURN OF 1,637 GROWTH MUTUAL FUNDS AS REPORTED BY MORNINGSTAR, INC.TM ONE CANNOT INVEST DIRECTLY IN AN INDEX.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' MANAGERS AS OF MAY 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENT IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

--------------------------------------------------------------------------------
PERFORMANCE CHARTS & ANALYSIS
MAY 31, 1999
--------------------------------------------------------------------------------


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT


These charts reflect the change in value of a $10,000 investment, including reinvested dividends and distributions, in Investors Equity Fund and Equity Index Fund, compared to the Standard and Poor's 500 Composite Index ("S&P 500 Index"), since each Fund's inception. The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. The total return of each Fund includes operating expenses and a 4.00% sales charge that reduce returns, while the total return of the S&P 500 Index does not include expenses and sales charges. Each Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


                     INVESTORS EQUITY FUND VS. S&P 500 INDEX

Average Annual Total Return on 5/31/99
--------------------------------------
One Year:                               19.24%
Since Inception on 12/17/97:            23.77%

Investment Value on 5/31/99
---------------------------
Investors Equity Fund:                 $13,629
S&P 500 Index:                         $13,926


                     [EDGAR REPRESENTATION OF GRAPH CHART]

                  Investors Equity Fund       S&P 500 Index
   11/30/97                          9,600.00     10,000.00
   12/31/97                          9,724.80     10,171.61
   01/31/98                          9,926.40     10,284.00
   02/28/98                         10,588.80     11,025.30
   03/31/98                         11,059.20     11,589.44
   04/30/98                         11,251.20     11,705.99
   05/31/98                         10,972.80     11,505.00
   06/30/98                         11,702.40     11,971.97
   07/31/98                         11,395.20     11,844.83
   08/31/98                          9,849.60     10,134.43
   09/30/98                         10,502.40     10,783.72
   10/31/98                         11,404.80     11,660.10
   11/30/98                         12,249.34     12,366.50
   12/31/98                         13,240.06     13,078.66
   01/31/99                         14,007.75     13,625.36
   02/28/99                         13,481.94     13,202.02
   03/31/99                         13,818.46     13,730.08
   04/30/99                         13,955.17     14,261.79
   05/31/99                         13,629.16     13,925.50





                      EQUITY INDEX FUND VS. S&P 500 INDEX

Average Annual Total Return on 5/31/99
---------------------------------------
One Year:                             16.14%
Since Inception on 12/24/97:          23.79%

Investment Value on 5/31/99
----------------------------
Equity Index Fund:                   $13,577
S&P 500 Index:                       $13,926



                     [EDGAR REPRESENTATION OF GRAPH CHART]


                    Equity Index Fund         S&P 500 Index
   11/30/97                          9,600.00     10,000.00
   12/31/97                          9,926.40     10,171.61
   01/31/98                         10,041.60     10,284.00
   02/28/98                         10,761.60     11,025.30
   03/31/98                         11,308.80     11,589.44
   04/30/98                         11,424.00     11,705.99
   05/31/98                         11,222.40     11,505.00
   06/30/98                         11,673.60     11,971.97
   07/31/98                         11,548.80     11,844.83
   08/31/98                          9,878.40     10,134.43
   09/30/98                         10,560.00     10,783.72
   10/31/98                         11,395.20     11,660.10
   11/30/98                         12,086.40     12,366.50
   12/31/98                         12,791.57     13,078.66
   01/31/99                         13,285.79     13,625.36
   02/28/99                         12,878.78     13,202.02
   03/31/99                         13,382.69     13,730.08
   04/30/99                         13,905.99     14,261.79
   05/31/99                         13,576.51     13,925.50



                                       3                          FORUM FUNDS(R)

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
MAY 31, 1999
--------------------------------------------------------------------------------



To the Board of Trustees and Shareholders,
     Forum Funds:

We have audited the accompanying statements of assets and liabilities including the schedules of investments of Investors Equity Fund and Equity Index Fund (the "Funds") (two of the series comprising the Forum Funds) (the "Trust") as of May 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the years ended May 31, 1999 and 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds as of May 31, 1999, and the results of their operations, the changes in their net assets and their financial highlights for the stated periods, in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 1999




                                       4                          FORUM FUNDS(R)

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------


----------------------------------------------------------     -------------------------------------------------------------
INVESTORS EQUITY FUND                                          INVESTORS EQUITY FUND - CONTINUED
----------------------------------------------------------     -------------------------------------------------------------
COMMON STOCKS (95.0%)

         SHARES      SECURITY DESCRIPTION         VALUE                SHARES    SECURITY DESCRIPTION           VALUE
----------------------------------------------------------     -------------------------------------------------------------

    APPAREL AND ACCESSORY STORES (2.9%)                           INDUSTRIAL AND COMMERCIAL MACHINERY
         15,000 Gap, Inc.                       $ 938,438            AND COMPUTER EQUIPMENT (9.4%)
                                               -----------
    BANKS AND CREDIT INSTITUTIONS (5.2%)                               11,400 Applied Materials, Inc. (a)         $ 626,288
         42,000 MBNA Corp.                      1,160,250              15,000 Cisco Systems, Inc. (a)             1,633,125
         13,000 Wells Fargo & Co.                 520,000              14,000 Solectron Corp. (a)                   766,500
                                               -----------                                                ------------------
                                                1,680,250                                                         3,025,913
                                               -----------                                                ------------------
    BUILDING MATERIALS (2.3%)                                     INSURANCE (4.2%)
         13,200 Home Depot, Inc.                  750,750              11,962 American International Group, Inc.  1,367,406
                                               -----------                                                ------------------
    BUSINESS SERVICES (13.5%)                                     MEASURING, ANALYZING, AND CONTROLLING
         28,800 Automatic Data Processing, Inc. 1,186,200            INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
         17,000 Ecolab, Inc.                      722,500            AND OPTICAL GOODS (3.1%)
         13,050 Interpublic Group Cos., Inc.      988,538              14,300 Medtronic, Inc.                     1,015,300
                                                                                                          ------------------
         18,000 Microsoft Corp. (a)             1,452,375         OIL REFINING AND RELATED INDUSTRIES (3.6%)
                                               -----------
                                                4,349,613              14,700 Exxon Corp.                         1,174,163
                                               -----------                                                ------------------
    CHEMICALS AND ALLIED PRODUCTS (6.6%)                          PHARMACEUTICAL PREPARATIONS (11.5%)
         20,000 Gillette Co.                    1,020,000              19,800 Abbott Laboratories                   894,713
         11,800 The Procter & Gamble Co.        1,101,825              10,200 American Home Products Corp.          587,775
                                               -----------
                                                2,121,825              12,800 Merck & Co., Inc.                     864,000
                                               -----------
    COMMUNICATIONS (6.4%)                                               8,100 Pfizer, Inc.                          866,700
          9,500 Ameritech Corp.                   625,219              11,200 Schering-Plough Corp.                 504,700
                                                                                                          ------------------
                                                                                                          ------------------
         18,000 BellSouth Corp.                   849,375                                                         3,717,888
                                                                                                          ------------------
         11,400 SBC Communications, Inc.          582,825         RETAIL (1.7%)
                                               -----------
                                                2,057,419              19,000 Staples, Inc. (a)                     546,250
                                               -----------                                                ------------------
    ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND                 TRANSPORTATION - WATER (2.3%)
       COMPONENTS, EXCEPT COMPUTER EQUIPMENT (6.7%)                    18,000 Carnival Corp.                        738,000
                                                                                                          ------------------
          8,550 General Electric Co.              869,428
         24,050 Intel Corp.                     1,300,203      TOTAL COMMON STOCK (COST $13,371,559)             30,698,212
                                               -----------                                                ------------------
                                                2,169,631
                                               -----------
    FABRICATED METAL PRODUCTS (3.8%)                           SHORT-TERM INVESTMENTS (5.0%)
         10,000 Danaher Corp.                     604,375                     Principal Amount
          8,000 Illinois Tool Works               614,000                       (000 Omitted)
                                               -----------     -------------------------------------------------------------
                                                1,218,375             $ 1,615 BT Investment Money Market
                                               -----------
    FINANCIAL INSTITUTIONS (4.7%)                                                (Cost $1,614,572)              $ 1,614,572
                                                                                                          ------------------
         14,925 Federal National Mortgage Assn. 1,014,900
          6,000 Merrill Lynch & Co., Inc.         504,000      Total Investments (100.0%) (Cost $14, 986,131)  $ 32,312,784
                                               -----------                                                ==================
                                                1,518,900
                                               -----------
    FOOD AND BEVERAGES (1.6%)
                                                               -------------------------------------------------------------
          7,500 The Coca Cola Co.                 512,344      EQUITY INDEX FUND
                                               -----------     -------------------------------------------------------------
    GROCERY STORES (2.5%)                                      INVESTMENT COMPANY (100.0%)
         14,000 Kroger Co. (a)                    819,875
                                               -----------
    FURNITURE AND FIXTURES (3.0%)                                           Security Description                Value
                                                               -------------------------------------------------------------
         37,000 Leggett & Platt                   975,875      Index Portfolio of Core Trust (Delaware)
                                               -----------
                                                                    (Cost $8,924,057)                          $ 11,128,709
                                                                                                          ==================


-----------------------------------------------

(a)   Non-income producing security.



See Notes to Financial Statements.  5                             FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

                                                                      INVESTORS                    EQUITY
                                                                       EQUITY                       INDEX
                                                                        FUND                        FUND
                                                               ------------------------    ------------------------
ASSETS
       Investments (Notes 1 and 2)
          Investments, at cost                                            $ 14,986,131                 $ 8,924,057
          Net unrealized appreciation                                       17,326,653                   2,204,652
                                                               ------------------------    ------------------------
       Total investments, at value                                          32,312,784                  11,128,709

       Interest, dividends and other receivables                                31,701                           -
       Receivable for Fund shares sold                                           4,800                           -
       Receivable from administrator (Note 4)                                        -                      15,975
       Organization costs, net of amortization (Note 2)                          2,413                       1,879
                                                               ------------------------    ------------------------
Total Assets                                                                32,351,698                  11,146,563
                                                               ------------------------    ------------------------

LIABILITIES
       Payable for Fund shares redeemed                                         27,793                           -
       Payable to investment adviser (Note 3)                                   22,312                           -
       Payable to other related parties  (Note 3)                               62,026                           -
       Accrued expenses and other liabilities                                  105,392                      19,195
                                                               ------------------------    ------------------------
Total Liabilities                                                              217,523                      19,195
                                                               ------------------------    ------------------------

NET ASSETS                                                                $ 32,134,175                $ 11,127,368
                                                               ========================    ========================

COMPONENTS OF NET ASSETS
       Paid-in capital                                                    $ 12,406,217                 $ 8,904,048
       Accumulated undistributed net investment income                               -                      51,775
       Unrealized appreciation on investments                               17,326,653                   2,204,652
       Accumulated net realized gain (loss) on investments                   2,401,305                     (33,107)
                                                               ------------------------    ------------------------

NET ASSETS                                                                $ 32,134,175                $ 11,127,368
                                                               ========================    ========================

SHARES OF BENEFICIAL INTEREST                                                2,480,350                     794,180

NET ASSET VALUE, AND
       REDEMPTION PRICE PER SHARE                                               $12.96                      $14.01

OFFERING PRICE PER SHARE
       (NAV / (1 - MAXIMUM SALES LOAD)                                          $13.50                      $14.59

MAXIMUM SALES CHARGE                                                             4.00%                       4.00%


See Notes to Financial Statements.  6                             FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                                      INVESTORS                  EQUITY
                                                                        EQUITY                   INDEX
                                                                         FUND                     FUND
                                                                 ---------------------    ---------------------

INVESTMENT INCOME
     Interest income                                                         $ 35,815                      $ -
     Dividend income                                                          285,012                        -
     Interest income allocated from the Portfolio (Note 1)                          -                    9,040
     Dividend income allocated from the Portfolio (Note 1)                          -                  107,505
     Securities lending income allocated from the Portfolio (Note 1)                -                    2,023
     Net expenses allocated from the Portfolio (Note 1)                             -                  (13,852)
                                                                 ---------------------    ---------------------
Total Investment Income                                                       320,827                  104,716
                                                                 ---------------------    ---------------------

EXPENSES
     Investment advisory (Note 3)                                             201,585                        -
     Administrative (Note 3)                                                   62,026                   15,594
     Transfer agency (Note 3)                                                  89,880                   31,635
     Custody                                                                    8,013                        -
     Accounting (Note 3)                                                       36,000                   12,000
     Audit                                                                     17,122                   10,577
     Legal                                                                      9,913                    2,893
     Trustees                                                                   2,163                      532
     Compliance                                                                 1,869                    2,871
     Amortization of organization costs (Note 2)                                  680                      528
     Miscellaneous                                                             18,688                    3,914
                                                                 ---------------------    ---------------------
Total Expenses                                                                447,939                   80,544
     Expenses reimbursed and fees waived (Note 4)                            (106,979)                 (75,003)
                                                                 ---------------------    ---------------------
Net Expenses                                                                  340,960                    5,541
                                                                 ---------------------    ---------------------

NET INVESTMENT INCOME (LOSS)                                                  (20,133)                  99,175
                                                                 ---------------------    ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES TRANSACTIONS
     Net Realized Gain on Investments                                       4,243,115                        -
     Net Realized Gain on Investment in the Portfolio (Note 1)                      -                   20,665
     Net Realized Loss on Futures Transactions
        from Investments in the Portfolio (Note 1)                                  -                  (52,199)
                                                                 ---------------------    ---------------------
Net Realized Gain (Loss) from Investments                                   4,243,115                  (31,534)
                                                                 ---------------------    ---------------------

     Net Change in Unrealized Appreciation on Investments                   2,435,455                        -
     Net Change in Unrealized Appreciation
        on Investments in the Portfolio (Note 1)                                    -                1,570,917
     Net Change in Unrealized Appreciation on Futures
        Transactions from Investment in the Portfolio (Note 1)                      -                   71,860
                                                                 ---------------------    ---------------------
Net Change in Unrealized Appreciation on Investments
   and Futures Transactions                                                 2,435,455                1,642,777
                                                                 ---------------------    ---------------------

NET REALIZED AND UNREALIZED
        GAIN ON INVESTMENTS                                                 6,678,570                1,611,243
                                                                 ---------------------    ---------------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                            $ 6,658,437              $ 1,710,418
                                                                 =====================    =====================



See Notes to Financial Statements.   7                            FORUM FUNDS(R)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED MAY 31, 1998 AND YEARS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                            INVESTORS                             EQUITY
                                                             EQUITY                               INDEX
                                                              FUND                                 FUND
                                                         ---------------------------------    ----------------------------

                                                             Amount            Shares             Amount         Shares
NET ASSETS - Beginning of Period (a)                           $ -                                       $ -

OPERATIONS
      Net investment income                                        5,853                              28,354
      Net realized gain (loss) from investments sold             725,398                                 (23)
      Net change in unrealized appreciation
         of investments                                          194,080                             561,875
                                                         ----------------                     ---------------
Net increase in net assets resulting from operations             925,331                             590,206
                                                         ----------------                     ---------------

CAPITAL SHARE TRANSACTIONS
      Sale of shares                                           1,706,570           165,127         4,452,945      431,467
      Transactions due to acquisition (Note 6)                29,163,312         2,613,200               -             -
      Redemption of shares                                    (1,704,870)         (146,883)           (5,545)        (500)
                                                         ----------------  ---------------    ---------------   ----------
Net increase from capital share transactions                  29,165,012         2,631,444         4,447,400      430,967
                                                         ----------------  ===============    ---------------   ==========
Net increase in net assets                                    30,090,343                           5,037,606
                                                         ----------------                     ---------------

NET ASSETS - MAY 31, 1998 (A)                                 30,090,343                           5,037,606
                                                         ----------------                     ---------------

OPERATIONS
      Net investment income (loss)                               (20,133)                             99,175
      Net realized gain (loss) on investments sold             4,243,115                             (31,534)
      Net change in unrealized appreciation
           of investments                                      2,435,455                           1,642,777
                                                         ----------------                     ---------------
Net increase in net assets resulting from operations           6,658,437                           1,710,418
                                                         ----------------                     ---------------

DISTRIBUTIONS TO SHAREHOLDERS
      From net investment income                                  (5,924)                            (75,754)
      From net realized gain from investments                 (2,567,208)                             (1,550)
                                                         ----------------                     ---------------
Total distributions to shareholders                           (2,573,132)                            (77,304)
                                                         ----------------                     ---------------

CAPITAL SHARE TRANSACTIONS
      Sale of shares                                           2,270,010          185,166          5,660,156      450,517
      Reinvestment of distributions                            2,414,394          216,957             77,304        6,272
      Redemption of shares                                    (6,725,877)        (553,217)        (1,280,812)     (93,576)
                                                         ----------------  ===============    ---------------   ==========
Net increase (decrease) in capital share transactions         (2,041,473)        (151,094)         4,456,648      363,213
                                                         ----------------  ===============    ---------------   ==========
Net increase in net assets                                     2,043,832                           6,089,762
                                                         ----------------                     ---------------

NET ASSETS - MAY 31, 1999 (B)                               $ 32,134,175                        $ 11,127,368
                                                         ================                     ===============

(A)   Including accumulated undistributed net
           investment income, May 31, 1998                       $ 5,923                            $ 28,354
                                                         ================                     ===============
(B) Including accumulated undistributed net
           investment income, May 31, 1999                           $ -                            $ 51,775
                                                         ================                     ===============


------------------------------------------------------

(a) See Notes to Financial Statements for commencement of operations (Note 1).




See Notes to Financial Statements.  8                             FORUM FUNDS(R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data for an average share outstanding throughout each period:

                                                          INVESTORS                               EQUITY
                                                            EQUITY                                 INDEX
                                                             FUND                                   FUND
                                                  -------------------------------       -----------------------------
                                                  Year Ended       Period Ended         Year Ended       Period Ended
                                                   May 31,         Ended May 31,         May 31,         Ended May 31,
                                                     1999            1998 (a)              1999            1998 (a)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share, Beginning of Period        $ 11.43             $ 10.00            $ 11.69          $ 10.00
                                                  --------------    --------------       -------------      -----------
Investment Operations
     Net investment income (loss) (b)                   (0.01)                  - (h)           0.16             0.07
     Net realized and unrealized gain
          on investments                                 2.60                1.43               2.27             1.62
                                                  --------------    --------------       -------------      -----------
Total from Investment Operations                         2.59                1.43               2.43             1.69
                                                  --------------    --------------       -------------      -----------

Distributions To Shareholders from
     Net investment income                                  - (f)               -              (0.11)               -
     Net realized gain on investments                   (1.06)                  -                  - (g)            -
                                                  --------------    --------------       -------------      -----------
Total distributions to shareholders                     (1.06)                                 (0.11)
                                                  --------------    --------------       -------------      -----------

Net Asset Value Per Share, End of Period              $ 12.96             $ 11.43            $ 14.01          $ 11.69
                                                  ==============    ==============       =============      ===========
Total Return (c)                                       24.21%              14.30%             20.98%           16.90%

Ratios/Supplementary Data:
Net Assets at End of Period (000 omitted)             $32,134             $30,090            $11,127           $5,038
Ratios to Average Net Assets (b):
    Expenses including reimbursement/
             waiver of fees                             1.10%               1.10% (d)          0.25%            0.25% (d)
    Expenses excluding reimbursement/
             waiver of fees                             1.44%               2.09% (d)          1.26%            2.25% (d)
    Net investment income (loss) including
           reimbursement/waiver of fees                 (0.06)%             0.09% (d)          1.27%            1.41% (d)

Portfolio turnover rate                                   16%                 11%                 4% (e)           7% (e)

------------------------------------

(a) See Notes to Financial Statements for commencement of operations (Note 1).
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio for the Equity Index Fund.
(c) Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(d) Annualized.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).
(f) Distributions per share were actually $0.002250.
(g) Distributions per share were actually $0.002332.
(h) Net investment income per share was actually $0.002224.


See Notes to Financial Statements.  9                             FORUM FUNDS(R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
--------------------------------------------------------------------------------


NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has seventeen active investment portfolios. Included in this report is Investors Equity Fund and Equity Index Fund (individually, each a "Fund", and collectively, "the Funds"), each a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Funds' shares of beneficial interest without par value. Commencement of operations for each Fund was as follows:

         Investors Equity Fund               December 17, 1997
         Equity Index Fund                   December 24, 1997

MASTER FEEDER ARRANGEMENT - Equity Index Fund seeks to achieve its investment objective by investing all its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. The Portfolio directly acquires portfolio securities and the Fund investing in the Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses, realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are in this report, and should be read in conjunction with the Fund's financial statements. The Equity Index Fund's ownership interest in the Index Portfolio was 0.61% as of May 31, 1999.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION - The Trust determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange, on each Fund business day. Securities, other than short-term securities, held by Investors Equity Fund and for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities held by Investors Equity Fund that have a maturity of 60 days or less are valued at amortized cost, which approximates market value. Equity Index Fund records its investment in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain or loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - Investors Equity Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties with the disposition of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income

                                       10                         FORUM FUNDS(R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the funds.

ORGANIZATION COSTS - Costs incurred by each Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one Fund are allocated among the respective funds in proportion to each fund's average daily net assets.


NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser for Investors Equity Fund is H.M. Payson & Co. ("Payson"). Pursuant to an Investment Advisory Agreement, Payson receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets. Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank ("Peoples") under which Peoples exercises certain investment discretion over the assets (or a portion of assets) of the Fund. For its sub-advisory services, Payson pays a fee to Peoples at an annual rate of 0.25% of the Fund's average daily net assets.

The investment adviser for Index Portfolio, the Core Trust portfolio in which Equity Index Fund invests, is Norwest Investment Management, Inc. ("Norwest"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"). Norwest Bank is a subsidiary of Wells Fargo & Company, a national bank holding company. Pursuant to an Investment Advisory Agreement, Norwest receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Equity Index Fund pays its pro rata portion of the advisory fees incurred by Index Portfolio.

ADMINISTRATOR - The administrator for each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT - Forum Shareholder Services, LLC ("FSS") serves as the Trust's transfer agent and dividend disbursing agent. FSS receives an annual fee from each Fund of $12,000, plus 0.25% of the average daily net assets of each Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Funds' distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid on purchases or sales of each Fund's shares.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services, FAcS receives an annual fee of $36,000 for Investors Equity Fund, plus certain amounts based upon the number and type of portfolio transactions made by a Fund. FAcS is compensated $12,000 annually by Equity Index Fund for its services.




                                       11                         FORUM FUNDS(R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MAY 31, 1999
--------------------------------------------------------------------------------


NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees and reimburse certain expenses of each Fund so that total expenses of each Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended May 31, 1999, expenses reimbursed and fees waived were as follows:

                                                                                                               Total
                                                                                                             Expenses
                                         Expenses                                                         Reimbursed
                                      Reimbursed                                Fees Waived                   and Fees
                                                     --------------------------------------------------
                                           FAdS         FSS          FAdS        FAcS        Payson           Waived
                                     --------------- ----------- ------------ ------------- ----------- -----------------
Investors Equity Fund                $          -    $       -     $      -    $        -    $106,979         $106,979
Equity Index Fund                          15,975       31,434       15,594        12,000           -           75,003
                                                                                                        -----------------
                                                                                                              $181,982
                                                                                                        =================


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, held by Investors Equity Fund were $4,725,463 and $10,370,675, respectively, during the year ended May 31, 1999. Refer to the Portfolio's financial statements for disclosure of the purchases and sales figures of the Portfolio in which Equity Index Fund invests.

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1999 in the Investors Equity Fund, was $14,986,131, and the net unrealized appreciation of investment securities was $17,326,653. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $17,375,693, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $49,040.


NOTE 6.  ACQUISITIONS

As of March 16, 1998, Investors Equity Fund acquired all of the net assets of the Bank of New Hampshire CTF Balanced Fund's equity segment ("acquired fund"). The net assets and unrealized gain associated with the acquired fund immediately prior to acquisition were $29,163,311 and $14,697,118, respectively. The shares issued as a result of the acquisition were 2,613,200.

The net assets of Investors Equity Fund immediately after acquisition were $30,683,052.


NOTE 7. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Income Dividends - All the income and any short-term capital gain dividends paid by the Equity Index Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 100.00%.

Capital Gain Dividends - Investors Equity Fund and Equity Index Fund declared long-term capital gains of $2,513,284 and $1,274, respectively, for the fiscal year ended May 31, 1999.


                                       12                         FORUM FUNDS(R)

                                  ANNUAL REPORT

                                  MAY 31, 1999

                                -----------------

                               - INDEX PORTFOLIO -

CORE TRUST (DELAWARE)(R)
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
MAY 31, 1999
--------------------------------------------------------------------------------


To the Board of Trustees and Partners
Core Trust (Delaware)


         We have audited the accompanying statement of assets and liabilities of Core Trust (Delaware) Index Portfolio ("Portfolio"), including the schedule of investments, as of May 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended May 31, 1998 and the financial highlights for each of the years or periods in the four-year period ended May 31, 1998 were audited by other auditors, whose report dated July 21, 1998 expressed an unqualified opinion on that statement and those financial highlights.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of May 31, 1999, the results of its operations, changes in its net assets, and financial highlights for the year ended May 31, 1999, in conformity with generally accepted accounting principles.


                                                       /s/  KPMG LLP

Boston, Massachusetts
July 16, 1999

INDEX PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MAY 31, 1999

COMMON STOCKS (96.7%)

        SHARES    SECURITY DESCRIPTION          VALUE                SHARES    SECURITY DESCRIPTION         VALUE
-----------------------------------------------------------   --------------------------------------------------------
    AGRICULTURE (0.1%)                                             BUSINESS SERVICES - CONTINUED
        39,700 Pioneer Hi-Bred                                       28,500 Cabletron Systems, Inc.*     $ 423,942
                 International, Inc.            $1,488,750
                                          -----------------
    APPAREL (0.1%)                                                  127,400 Cendant Corp.                   2,348,941
        10,700 Liz Claiborne, Inc.#                385,200           23,700 Ceridian Corp.                    782,100
        19,900 V.F. Corp.                          915,400           89,301 Computer Associates
                                          -----------------
                                                 1,300,600                     International, Inc.          4,225,008
                                          -----------------
    AUTOMOTIVE (0.1%)                                                26,300 Computer Sciences Corp.*        1,701,288
        24,900 Autozone, Inc.*                     720,549           60,900 Compuware Corp.*                1,891,707
         8,700 Pep Boys - Manny, Moe & Jack        164,219           27,400 Dun & Bradstreet Corp.            959,000
        11,900 Ryder System, Inc.                  285,600            7,500 EG&G, Inc.                        222,659
                                          -----------------
                                                 1,170,368           81,700 Electronic Data Systems Corp.   4,595,625
                                          -----------------
    BANKS AND CREDIT COMPANIES (6.8%)                                24,400 Equifax, Inc.                     878,400
        29,550 AmSouth Bancorp.                    838,482           73,400 First Data Corp.                3,298,417
       286,874 Bank of America Corp.            18,557,171           52,800 IMS Health, Inc.                1,300,200
       126,100 Bank of New York Co., Inc.        4,508,075           23,100 Interpublic Group of Cos., Inc. 1,749,828
       194,938 Bank One Corp.                   11,026,182           45,922 McKesson HBOC, Inc.#            1,564,217
        49,100 BankBoston Corp.                  2,326,114          836,800 Microsoft Corp.*               67,518,113
        15,800 Bankers Trust Corp.               1,462,490           56,000 Novell, Inc.*                   1,316,000
        51,500 BB&T Corp.#                       1,879,750           27,900 Omnicom Group, Inc.             1,953,000
       140,300 Chase Manhattan Corp.            10,171,750          238,625 Oracle Corp.*                   5,920,884
        25,800 Comerica, Inc.                    1,559,289           44,400 Parametric Technology Co.*        616,052
        44,100 Fifth Third Bancorp               3,007,069           40,650 Paychex, Inc.                   1,204,257
       164,286 First Union Corp.                 7,567,430           38,600 PeopleSoft, Inc.*                 624,838
       114,300 Firstar Corp.#                    3,293,268            4,400 Shared Medical Systems Corp.#     289,300
        94,200 Fleet Financial Group, Inc.       3,873,976          127,600 Sun Microsystems, Inc.*         7,624,100
         9,500 Golden West Financial Corp.         901,320           30,900 UST, Inc.                         942,450
                                                                                                       ---------------
        34,930 Huntington Bancshares, Inc.       1,209,453                                                143,073,791
                                                                                                       ---------------
        28,900 J.P. Morgan & Co., Inc.           4,026,134       CHEMICALS AND ALLIED PRODUCTS (11.6%)
        75,400 KeyCorp                           2,620,150          251,600 Abbott Laboratories            11,369,183
        86,600 Mellon Bank Corp.                 3,090,540           38,000 Air Products and Chemicals, Inc.1,558,000
        26,100 Mercantile Bancorp                1,525,220            9,500 Alberto Culver Co.                251,159
        54,100 National City Corp.               3,580,747           10,900 Allergan, Inc.#                 1,013,700
        18,500 Northern Trust Corp.              1,671,939           16,500 ALZA Corp.*#                      588,846
        49,900 PNC Bank Corp.                    2,856,775           43,600 Avon Products, Inc.             2,155,481
        36,700 Regions Financial Corp.           1,390,015           47,400 Baxter International, Inc.      3,060,267
        17,700 Republic New York Corp.           1,202,499          329,400 Bristol-Myers Squibb Co.       22,605,076
        27,400 SouthTrust Corp.                  1,066,888           19,500 Clorox Co.                      1,968,285
        26,600 State Street Corp.                2,028,250           48,500 Colgate-Palmolive Co.           4,843,939
        28,700 Summit Bancorp#                   1,174,907           36,700 Dow Chemical Co.                4,459,050
        53,100 Suntrust Banks, Inc.              3,584,250          186,600 du Pont (E.I.) de Nemours & Co.12,210,642
        44,250 Synovus Financial Corp.             890,532           13,100 Eastman Chemical Co.              663,194
       120,778 U.S. Bancorp                      3,925,288           21,500 Ecolab, Inc.                      913,750
        22,800 Union Planters Corp.                941,926          182,300 Eli Lilly & Co.                13,023,060
        33,600 Wachovia Corp.                    2,965,200            5,400 FMC Corp.                         357,417
        98,336 Washington Mutual, Inc.           3,755,214           12,300 Goodrich (B.F.) Co.#              498,150
       272,600 Wells Fargo Co.                  10,904,000            9,800 Great Lakes Chemical Corp.        442,841
                                          -----------------
                                               125,382,293           16,600 Hercules, Inc.#                   579,965
                                          -----------------
    BUILDING MATERIALS (1.0%)                                        17,500 International Flavors &
       244,400 Home Depot, Inc.                 13,900,255                     Fragrances, Inc.               719,693
        18,000 Louisiana-Pacific Corp.             364,500          222,900 Johnson & Johnson              20,646,119
        67,984 Lowe's Cos., Inc.                 3,530,925           11,800 Mallinckrodt, Inc.                408,582
                                          -----------------
                                                17,795,680          395,000 Merck & Co., Inc.              26,662,500
                                          -----------------
    BUSINESS SERVICES (7.8%)                                        103,900 Monsanto Co.#                   4,311,850
        59,500 3COM Corp.*                       1,636,250           20,100 Morton International, Inc.        783,900
        10,100 Adobe Systems, Inc.                 748,666           10,900 Nalco Chemical Co.                365,150
       170,300 America Online, Inc.#            20,329,563          215,200 Pfizer, Inc.                   23,026,400
         9,800 Autodesk Inc.                       270,731           84,200 Pharmacia & Upjohn, Inc.        4,667,841
       102,100 Automatic Data Processing, Inc.   4,205,249           29,100 PPG Industries, Inc.            1,766,008
        39,100 BMC Software, Inc.*               1,933,006           26,100 Praxair, Inc.                   1,274,010



See Notes to Financial Statements.  15                     Core Trust (Delaware)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 1999

COMMON STOCKS - CONTINUED

      SHARES    SECURITY DESCRIPTION          VALUE                SHARES    SECURITY DESCRIPTION         VALUE
---------------------------------------------------------   --------------------------------------------------------
CHEMICALS AND ALLIED PRODUCTS - CONTINUED                      FINANCIAL INSTITUTIONS (3.9%)
     220,100 Procter & Gamble Co.           $ 20,551,840           75,000 American Express Co.          $ 9,089,067
      27,800 Rohm & Haas Co.#                  1,115,479          120,694 Associates First Capital Corp.  4,948,454
     243,600 Schering-Plough Corp.#           10,977,226           18,410 Bear Stearns Cos., Inc.           816,944
      28,500 Sherwin-Williams Co.                878,163           10,900 Capital One Financial Corp.     1,642,495
      16,600 Sigma Aldrich                       531,200           66,475 Charles Schwab Corp.            7,033,886
      22,000 Union Carbide Corp.#              1,128,878           53,183 Conseco, Inc.#                  1,625,409
      12,200 W.R. Grace & Co.*                   217,314           18,700 Countrywide Credit
                                                                             Industries, Inc.               769,040
     136,200 Warner-Lambert Co.                8,444,400          171,900 Fannie Mae                     11,689,200
      15,800 Watson Pharmaceuticals, Inc.*       605,338          112,500 Federal Home Loan
                                        -----------------
                                             211,643,896                     Mortgage Corp.               6,560,157
                                        -----------------
CONSTRUCTION (0.0%)                                                41,800 Franklin Resources, Inc.        1,818,300
       9,900 Centex Corp.#                       366,922           80,106 Household International, Inc.   3,474,602
       8,000 Kaufman & Broad Home Corp.          193,006           18,900 Lehman Brothers Holding, Inc.   1,032,413
       7,200 Pulte Corp.                         171,454          132,902 MBNA Corp.                      3,671,365
                                        -----------------
                                                 731,382           58,800 Merrill Lynch & Co., Inc        4,939,200
                                        -----------------
ELECTRONICS AND ELECTRICAL EQUIPMENT (8.5%)                        95,800 Morgan Stanley-
      24,000 Advanced Micro Devices, Inc.        444,000                     Dean Witter & Co.            9,244,703
      13,700 Andrew Corp.*                       212,351           27,400 SLM Holding Corp.               1,137,100
      36,000 Ascend Communications, Inc.*      3,336,751           20,700 Transamerica Corp.              1,518,863
                                                                                                     ---------------
      15,700 Cooper Industries, Inc.             778,134                                                 71,011,198
                                                                                                     ---------------
      72,500 Emerson Electric Co.              4,630,939       FOOD AND BEVERAGES (4.5%)
     543,300 General Electric Co.             55,246,827            6,100 Adolph Coors Co.                  289,750
      27,700 General Instrument Corp.*         1,071,646           79,300 Anheuser-Busch Cos., Inc.       5,793,863
      13,100 Harris Corp.                        495,347           98,077 Archer Daniels Midland Co.      1,471,157
       9,300 Honeywell, Inc.                     880,014           47,400 Bestfoods, Inc.                 2,370,000
     552,800 Intel Corp.                      29,885,753           11,400 Brown-Forman Corp.                760,241
      23,500 LSI Logic Corp.*                    870,970           73,700 Campbell Soup Co.#              3,252,014
     438,200 Lucent Technologies, Inc.#       24,922,630          408,700 Coca-Cola Co.#                 27,919,325
      14,900 Maytag Corp.                      1,051,382           70,400 Coca-Cola Enterprises, Inc.     2,552,000
      41,000 Micron Technology, Inc.           1,555,438           81,200 ConAgra, Inc.#                  2,116,280
      99,500 Motorola, Inc.                    8,239,848           25,400 General Mills, Inc.             2,041,530
      27,700 National Semiconductor Corp.*       536,691           60,000 Heinz (H.J.) Co.                2,898,753
       6,900 National Service Industries         254,009           23,700 Hershey Foods Corp.             1,285,725
     109,980 Nortel Networks Corp.#            8,248,500           67,200 Kellogg Co.                     2,331,006
      12,800 Raychem Corp.                       444,800          243,200 PepsiCo, Inc.                   8,709,603
      12,500 Scientific-Atlanta, Inc.            441,407           22,600 Quaker Oats Co.                 1,493,016
      64,400 Tellabs, Inc.*                    3,767,400           54,400 Ralston-Ralston Purina Group    1,482,400
      64,600 Texas Instruments, Inc.#          7,065,627           53,800 RJR Nabisco Holdings Corp.      1,664,439
       9,400 Thomas & Betts Corp.#               402,441          151,100 Sara Lee Corp.                  3,626,400
      12,600 Whirlpool Corp.                     812,700           66,100 Seagram Co. Ltd.#               3,433,070
                                        -----------------
                                             155,595,605           94,824 Unilever NV - NY Shares#        6,193,023
                                        -----------------
ENTERTAINMENT (0.7%)                                               19,300 Wrigley (Wm) Jr. Co.#           1,680,310
                                                                                                     ---------------
      21,000 Harrah's Entertainment, Inc.#       454,131                                                 83,363,905
                                                                                                     ---------------
      36,000 Unicom Corp.                      1,523,252       FURNITURE AND FIXTURES (0.1%)
     340,800 Walt Disney Co.#                  9,925,806           56,300 Masco Corp.                     1,608,074
                                        -----------------                                            ---------------
                                              11,903,189       GROCERY STORES (0.7%)
                                        -----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY                        40,700 Albertson's, Inc.#              2,177,450
   AND TRANSPORTATION EQUIPMENT (0.8%)                             45,600 American Stores Co.             1,504,800
       5,100 Ball Corp.                          248,312            6,400 Great Atlantic & Pacific Tea Co.  209,600
      11,350 Crane Co.                           341,209           68,200 Kroger Co.*#                    3,993,970
      20,300 Crown Cork & Seal Co., Inc.         636,916           80,600 Safeway, Inc.*#                 3,747,900
      22,200 Danaher Corp.                     1,341,714           24,600 Winn-Dixie Stores, Inc.#          880,992
                                                                                                     ---------------
      28,300 Fortune Brands, Inc.              1,156,770                                                 12,514,712
                                                                                                     ---------------
     183,900 Gillette Co.                      9,378,900       HEALTH SERVICES (0.3%)
      17,950 Parker-Hannifin Corp.               784,194          107,000 Columbia HCA Healthcare Corp.   2,521,190
      10,900 Snap-On, Inc.                       394,447           18,400 HCR Manor Care, Inc.*             492,200
      14,700 Stanley Works                       478,673           70,200 HEALTHSOUTH Corp.*#               938,928
                                        -----------------
                                              14,761,135            5,631 Lifepoint Hospitals, Inc.*         56,310
                                        -----------------


See Notes to Financial Statements.  16                     Core Trust (Delaware)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 1999

COMMON STOCKS - CONTINUED

        SHARES    SECURITY DESCRIPTION          VALUE                SHARES    SECURITY DESCRIPTION         VALUE
-----------------------------------------------------------   --------------------------------------------------------
    HEALTH SERVICES - CONTINUED                                    INSURANCE - CONTINUED
        51,400 Tenet Healthcare Corp.*         $ 1,259,300           27,700 Cincinnati Financial Corp.    $ 1,140,896
         5,631 Triad Hospitals, Inc.*               57,018          374,341 Citigroup, Inc.                24,799,967
                                          -----------------
                                                 5,324,946           38,700 Hartford Financial
                                                                               Services Group               2,447,775
                                          -----------------
    HEAVY CONSTRUCTION OTHER THAN                                    27,700 Humana, Inc.                      347,982
       BUILDING CONSTRUCTION-CONTRACTORS (0.1%)                      17,550 Jefferson-Pilot Corp.           1,187,917
        12,500 Fluor Corp.                         465,625           16,700 Lincoln National Corp.          1,699,225
         6,800 Foster Wheeler Corp.                 93,500           18,900 Loews Corp.                     1,536,809
        44,900 Halliburton Co.                   1,857,738           42,650 Marsh & McLennan Cos., Inc.     3,102,790
                                          -----------------
                                                 2,416,863           16,400 MBIA, Inc.                      1,120,330
                                          -----------------
    INDUSTRIAL AND COMMERCIAL MACHINERY                              18,100 MGIC Investment Corp.             871,065
       AND COMPUTER EQUIPMENT (8.5%)                                 12,000 Progressive Corp.               1,684,502
        22,600 Apple Computer, Inc.*#              995,814           22,400 Provident Companies, Inc.         875,001
        61,200 Applied Materials, Inc.*          3,362,180           23,450 Providian Financial Corp.       2,249,738
        54,270 Baker Hughes, Inc.                1,689,160           22,600 Safeco Corp.                      992,990
        14,500 Black & Decker Corp.                825,597           39,156 St. Paul Cos., Inc.#            1,392,492
         3,900 Briggs & Stratton Corp.             243,750           23,300 Torchmark Corp.                   777,640
        15,200 Brunswick Corp.                     364,800           30,900 United Healthcare Corp.         1,799,925
        12,300 Case Corp.                          578,100           23,000 Unum Corp.                      1,237,690
                                                                                                       ---------------
        59,500 Caterpillar, Inc.                 3,265,066                                                 91,803,776
                                                                                                       ---------------
         6,400 Cincinnati Milacron, Inc.           136,400       LODGING (0.1%)
       261,800 Cisco Systems, Inc.*             28,503,477           43,300 Hilton Hotels Corp.               595,375
       279,693 Compaq Computer Corp.             6,625,232           40,200 Marriott International, "A"     1,530,115
         7,000 Cummins Engine Co., Inc.            354,381           32,600 Mirage Resorts, Inc.*             668,300
                                                                                                       ---------------
         8,300 Data General Corp.*                 108,944                                                  2,793,790
                                                                                                       ---------------
        39,500 Deere & Co.                       1,503,469       MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS;
       421,800 Dell Computer Corp.*#            14,525,738          PHOTOGRAPHIC, MEDICAL AND OPTICAL GOODS (1.9%)
        37,000 Dover Corp.                       1,394,442            8,900 Bard (C.R.), Inc.                 406,622
        83,200 EMC Corp.*                        8,288,804            9,300 Bausch & Lomb, Inc.               710,294
        25,900 Gateway 2000, Inc.*#              1,575,045           41,200 Becton, Dickinson and Co.       1,596,500
        28,000 Halliburton Co.                   1,158,504           18,700 Biomet, Inc.                      746,835
         7,900 Harnischfeger Industries, Inc.       56,783           65,100 Boston Scientific Corp.*#       2,469,737
        32,600 Hasbro, Inc.                        933,175           53,700 Eastman Kodak Co.               3,631,469
       168,300 Hewlett-Packard Co.              15,872,797           49,900 Guidant Corp.                   2,495,000
       306,000 IBM Corp.                        35,591,627           11,600 Honeywell, Inc.                 1,097,653
        27,200 Ingersoll-Rand Co.                1,732,302           14,100 Johnson Controls, Inc.            889,186
        15,100 ITT Industries, Inc.                570,025           14,500 KLA-Tencor Corp.*                 659,750
         5,800 Jostens, Inc.                       122,531           96,800 Medtronic, Inc.                 6,872,800
        69,100 Mattel, Inc.#                     1,826,837            7,300 Millipore Corp.                   243,644
         9,800 McDermott International, Inc.       251,130            4,150 PE Corp - Celera Genomics Group*   70,550
         1,300 NACCO Industries, Inc.               97,016            8,300 PE Corp - PE Biosystems Group     927,009
        20,700 Pall Corp.                          415,296            7,300 Polaroid Corp.                    154,218
        45,200 Pitney Bowes, Inc.                2,881,500           55,900 Raytheon Co., "B"               3,804,695
        40,400 Seagate Technology, Inc.*         1,219,576           13,900 St. Jude Medical, Inc.            469,996
        31,100 Silicon Graphics, Inc.*             384,869            7,750 Tektronix, Inc.                   179,703
        41,700 Solectron Corp.*                  2,283,075           26,300 Thermo Electron Corp.             502,992
        16,400 Tandy Corp.                       1,353,000          108,700 Xerox Corp.#                    6,107,590
                                                                                                       ---------------
        28,200 Tenneco Inc.                        657,415                                                 34,036,243
                                                                                                       ---------------
        10,300 Timken Co.                          211,798       METALS AND MINING (0.6%)
       136,801 Tyco International Ltd.#         11,952,993           37,700 Alcan Aluminum Ltd.             1,055,600
        43,300 Unisys Corp.*                     1,642,699           60,900 Alcoa, Inc.#                    3,349,500
                                          -----------------
                                               155,555,347           32,600 Allegheny Teledyne, Inc.          666,264
                                          -----------------
    INSURANCE (5.0%)                                                  6,600 ASARCO, Inc.                      106,013
        23,700 Aetna Life & Casualty, Inc.       2,152,259           61,800 Barrick Gold Corp.#             1,066,050
        44,000 AFLAC, Inc.                       2,244,000           38,100 Battle Mountain Gold Co.           92,870
       136,000 Allstate Corp.                    4,955,503           21,600 Bethlehem Steel Corp.*            179,551
        41,700 American General Corp.            3,012,825           15,100 Cyprus Amax Minerals Co.          189,697
       203,607 American International Group, Inc.  23,274,711           20,800 Engelhard Corp.                421,200
        42,300 Aon Corp.                         1,818,900           27,400 Freeport-McMoRan Copper &
        27,000 Chubb Corp.                       1,891,694                     Gold, Inc., "B"                387,031
        34,200 CIGNA Corp.                       3,189,150

See Notes to Financial Statements.   17                    Core Trust (Delaware)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 1999

COMMON STOCKS - CONTINUED

      SHARES    SECURITY DESCRIPTION          VALUE                SHARES    SECURITY DESCRIPTION         VALUE
---------------------------------------------------------   --------------------------------------------------------
    METALS AND MINING - CONTINUED                              PHARMACEUTICAL PREPARATIONS - CONTINUED
      43,100 Homestake Mining Co.#             $ 336,720           84,400 Amgen, Inc.*                  $ 5,338,300
                                                                                                     ---------------
      30,000 Inco, Ltd.                          427,500                                                 17,929,363
                                                                                                     ---------------
      27,700 Newmont Mining Corp.                493,407       PRINTING AND PUBLISHING (1.6%)
      14,500 Nucor Corp.                         724,096           11,600 American Greetings Corp.          332,056
       9,600 Phelps Dodge Corp.                  497,402           13,300 Deluxe Corp.                      479,633
      71,780 Placer Dome, Inc.#                  798,559           15,500 Dow Jones & Co., Inc.             813,750
      10,700 Reynolds Metals Co.                 569,108           46,700 Gannett Co., Inc.               3,374,075
      14,600 USX-U.S. Steel Group, Inc.          393,292           13,000 Knight-Ridder, Inc.#              684,941
      15,300 Worthington Industries, Inc.        196,035           32,700 McGraw-Hill Cos., Inc.          1,696,313
                                        -----------------
                                              11,949,895            8,700 Meredith Corp.                    303,961
                                        -----------------
OIL AND GAS EXTRACTION (0.6%)                                      30,200 New York Times Co.              1,030,575
      21,000 Anadarko Petroleum Corp.            787,500           22,300 R.R. Donnelley & Sons Co.         808,375
      18,400 Apache Corp.                        662,400          203,400 Time Warner, Inc.#             13,843,919
      29,452 Burlington Resources, Inc.        1,264,596           12,000 Times Mirror Co.                  707,251
       8,200 Helmerich & Payne, Inc.             191,164           19,700 Tribune Co.                     1,555,072
      57,400 Occidental Petroleum Corp.        1,212,583          115,400 Viacom, Inc., "B"*              4,442,900
                                                                                                     ---------------
      13,900 Rowan Cos., Inc.                    234,570                                                 30,072,821
                                                                                                     ---------------
      90,500 Schlumberger Ltd.                 5,446,975       RESTAURANTS (0.6%)
      41,600 Union Pacific Resources                               22,800 Darden Restaurants, Inc.          485,926
                Group, Inc.#                     579,802          224,400 McDonald's Corp.                8,639,400
                                        -----------------
                                              10,379,590           25,350 Tricon Global Restaurants, Inc.*1,476,641
                                        -----------------
OIL REFINING AND RELATED INDUSTRIES (5.1%)                         20,700 Wendy's International, Inc.       564,075
                                                                                                     ---------------
                                                                                                     ---------------
      15,000 Amerada Hess Corp.                  899,066                                                 11,166,042
                                                                                                     ---------------
      12,300 Ashland, Inc.                       501,225       RETAIL (0.6%)
      54,000 Atlantic Richfield Co.            4,519,130           94,500 Gap, Inc.                       5,912,156
     108,200 Chevron Corp.                    10,028,792           37,500 Limited, Inc.                   1,832,817
     403,000 Exxon Corp.                      32,189,629           23,600 Nordstrom, Inc.#                  837,800
      14,336 Kerr-McGee Corp.                    666,629           53,500 TJX Cos., Inc.                  1,605,000
                                                                                                     ---------------
     129,300 Mobil Corp.                      13,091,625                                                 10,187,773
                                                                                                     ---------------
      42,200 Phillips Petroleum Co.            2,212,867       RUBBER AND PLASTIC PRODUCTS (0.6%)
     355,400 Royal Dutch Petroleum Co.        20,102,313            6,700 Armstrong World Industries        390,275
      15,500 Sunoco, Inc.                        471,783           12,600 Cooper Tire and Rubber Co.        299,250
      88,600 Texaco, Inc.#                     5,803,300           25,800 Goodyear Tire & Rubber Co.      1,539,943
      40,000 Unocal Corp.                      1,590,000           41,400 Illinois Tool Works, Inc.#      3,177,450
      51,000 USX-Marathon Group, Inc.          1,526,817           46,528 Newell Rubbermaid, Inc.         1,884,390
                                        -----------------
                                              93,603,176           46,900 Nike, Inc. , "B"                2,857,972
                                        -----------------
PAPER AND ALLIED PRODUCTS (1.3%)                                    9,400 Reebok International Ltd.         186,829
      19,300 Avery Dennison Corp.              1,155,590           13,853 Sealed Air Corp.*#                860,619
       8,700 Bemis Co., Inc.                     328,425            9,600 Tupperware Corp.                  213,600
                                                                                                     ---------------
       9,400 Boise Cascade Corp.                 372,482                                                 11,410,328
                                                                                                     ---------------
      15,800 Champion International Corp.        809,750       STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.2%)
      36,500 Fort James Corp.                  1,336,819           40,500 Corning, Inc.                   2,212,319
      14,600 Georgia-Pacific Group             1,261,988            9,000 Owens Corning                     354,382
      24,500 IKON Office Solutions, Inc.         341,473           25,700 Owens-Illinois, Inc.*             783,850
                                                                                                     ---------------
      67,979 International Paper Co.#          3,398,950                                                  3,350,551
                                                                                                     ---------------
      89,800 Kimberly-Clark Corp.              5,270,145       STORES (3.6%)
      16,800 Mead Corp.                          627,903           18,100 Consolidated Stores Corp.*        622,190
      66,700 Minnesota Mining and                                  16,600 Circuit City Stores             1,192,091
                Manufacturing Co.              5,719,525           36,200 Costco Cos., Inc.*#             2,624,501
       9,200 Temple-Inland, Inc.                 616,400           64,600 CVS Corp.                       2,971,600
      16,600 Westvaco Corp.                      474,141           73,100 Dayton Hudson Corp.             4,605,300
      33,000 Weyerhaeuser Co.                  2,048,064           17,700 Dilliards, Inc.                   621,717
      18,400 Willamette Industries, Inc.         779,703           36,689 Dollar General Corp.              974,511
                                        -----------------
                                              24,541,358           34,800 Federated Department
                                        -----------------
PERSONAL SERVICES (0.1%)                                                     Stores, Inc.*#               1,896,600
      16,200 H&R Block, Inc.                     780,641           11,800 Harcourt General, Inc.#           580,415
      45,300 Service Corp. International#        869,197           43,700 J.C. Penney Co., Inc.           2,258,746
                                        -----------------
                                               1,649,838           81,700 KMart Corp.                     1,256,143
                                        -----------------
PHARMACEUTICAL PREPARATIONS (1.0%)                                 26,200 Kohl's Corp.*                   1,786,513
     218,500 American Home Products Corp.     12,591,063

See Notes to Financial Statements.  18                     Core Trust (Delaware)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 1999

COMMON STOCKS - CONTINUED

        SHARES    SECURITY DESCRIPTION          VALUE                SHARES    SECURITY DESCRIPTION         VALUE
-----------------------------------------------------------   --------------------------------------------------------
    STORES - CONTINUED                                           TRANSPORTATION EQUIPMENT - CONTINUED
         6,500 Longs Drug Stores, Inc.           $ 226,284           93,698 Delphi Automotive Systems Corp.* $1,838,818
        58,050 May Department Stores Co.         2,514,293           11,800 Eaton Corp.                     1,028,817
        42,900 Rite Aid Corp.                    1,072,500            5,700 Fleetwood Enterprises, Inc.       144,999
        63,500 Sears, Roebuck and Co.            3,036,097          200,600 Ford Motor Co.                 11,446,742
        76,400 Staples, Inc.*                    2,196,501           21,000 General Dynamics Corp.          1,380,750
        41,600 Toys "R" Us, Inc.*                  959,403          108,500 General Motors Corp.            7,486,500
       165,500 Walgreen Co.#                     3,847,875           65,000 Lockheed Martin Corp.#          2,628,443
       737,200 Wal-Mart Stores, Inc.#           31,423,150           11,000 Navistar International Corp.*     543,131
                                          -----------------
                                                66,666,430           11,400 Northrop Grumman Corp.            769,500
                                          -----------------
    TELECOMMUNICATIONS (9.7%)                                        12,900 PACCAR, Inc.                      726,436
        94,900 Airtouch Communications, Inc.*    9,537,450           31,500 Rockwell International Corp.    1,738,408
        45,600 Alltel Corp.                      3,268,953           26,200 Textron, Inc.                   2,333,442
       182,200 Ameritech Corp.                  11,991,044           19,900 TRW, Inc.                         996,249
       521,661 AT&T Corp.#                      28,951,854           74,800 United Technologies Corp.       4,642,280
                                                                                                       ---------------
       257,374 Bell Atlantic Corp.              14,091,230                                                 51,059,502
                                                                                                       ---------------
       323,300 BellSouth Corp.                  15,255,723       UTILITIES - ELECTRIC, GAS AND SANITARY SERVICES (3.2%)
       117,100 CBS Corp.                         4,888,925           31,600 AES Corp.#                      1,572,100
        22,800 CenturyTel, Inc.                    873,525           22,800 Ameren Corp.                      933,378
        53,600 Clear Channel                                         31,800 American Electric Power Co.     1,379,332
                  Communications, Inc.#          3,540,952           26,200 Browning-Ferris Industries      1,087,300
       122,600 Comcast Corp., "A"#               4,720,100           25,100 Carolina Power & Light Co.      1,098,125
        28,400 Frontier Corp.                    1,494,553           35,300 Central & Southwest Corp.         908,975
       160,000 GTE Corp.                        10,090,004           26,300 CINergy Corp.                     897,493
        11,900 King World Productions, Inc.        397,164           19,500 CMS Energy Corp.#                 906,750
       303,895 MCI Worldcom, Inc.*#             26,248,937           35,300 Coastal Corp.                   1,361,260
       100,600 MediaOne Group, Inc.*             7,431,833           13,850 Columbia Energy Group             740,975
        47,700 Nextel Communications, Inc.*#     1,758,940           38,600 Consolidated Edison Co.         1,874,514
       324,300 SBC Communications, Inc.         16,579,840           15,900 Consolidated Natural Gas Co.      945,059
        74,100 Sprint Corp. (FON Group)          8,354,775           24,700 Constellation Energy Group        770,334
        72,900 Sprint Corp. (PCS Group)*         3,280,500           32,400 Dominion Resources, Inc.        1,399,278
        83,419 US West, Inc.                     4,509,841           24,000 DTE Energy Co.                  1,045,502
                                          -----------------
                                               177,266,143           60,000 Duke Energy Corp.               3,618,751
                                          -----------------
    TEXTILES (0.0%)                                                   3,700 Eastern Enterprises               128,347
        12,000 Fruit of the Loom, Inc.*            123,750           58,500 Edison International            1,608,750
         5,900 Russell Corp.                       138,285           58,200 Enron Corp.                     4,154,037
         2,900 Springs Industries, Inc., "A"       114,918           40,800 Entergy Corp.#                  1,323,451
                                          -----------------
                                                   376,953           39,300 FirstEnergy Corp.               1,250,234
                                          -----------------
    TRANSPORTATION - RAILROADS (0.5%)                                29,900 FPL Group, Inc.                 1,739,810
        77,700 Burlington Northern Santa Fe Corp.2,408,700           21,200 GPU, Inc.                         923,527
        36,000 CSX Corp.                         1,689,754           54,800 Laidlaw, Inc.                     383,600
        18,200 Kansas City Southern                                  19,000 New Century Energies, Inc.        768,314
                  Industries, Inc.               1,023,750           31,100 Niagara Mohawk Holdings, Inc.     462,618
        62,800 Norfolk Southern Corp.            2,056,700            7,900 Nicor, Inc.                       297,241
        41,000 Union Pacific Corp.               2,339,564           25,300 Northern States Power Co.#        659,387
                                          -----------------
                                                 9,518,468            5,200 Oneok, Inc.                       156,000
                                          -----------------
    TOBACCO PRODUCTS (0.9%)                                          49,300 PacifiCorp                        896,647
       403,600 Philip Morris Cos., Inc.         15,563,826           37,100 Peco Energy Co.                 1,815,583
                                          -----------------
    TRANSPORTATION - AIRLINES (0.5%)                                  5,800 People's Energy Corp.             223,300
        30,200 AMR Corp.*                        1,964,895           63,400 PG&E Corp.                      2,139,750
        23,500 Delta Airlines, Inc.#             1,348,313           25,100 PP&L Resources, Inc.              753,000
        49,000 FDX Corp.*                        2,698,068           37,000 Public Service Enterprise
        55,750 Southwest Airlines Co.            1,787,486                     Group, Inc.                  1,551,688
        14,500 US Airways Group, Inc.              704,157           47,224 Reliant Energy, Inc.            1,440,335
                                          -----------------
                                                 8,502,919           39,850 Sempra Energy#                    856,781
                                          -----------------
    Transportation - Water (0.2%)                                    18,300 Sonat, Inc.                       648,511
        98,700 Carnival Corp.                    4,046,700          115,600 Southern Co.                    3,280,159
                                          -----------------
    Transportation Equipment (2.8%)                                  46,822 Texas Utilities Co.             2,106,990
        92,400 Allied-Signal, Inc.               5,364,981           99,267 Waste Management, Inc.          5,248,478
       155,520 Boeing Co.#                       6,570,726           70,900 Williams Cos., Inc.             3,673,507
                                                                                                       ---------------
        27,492 Dana Corp.                        1,419,280                                                 59,029,171
                                                                                                       ---------------

See Notes to Financial Statements.  19                     Core Trust (Delaware)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 1999

COMMON STOCKS - CONTINUED                                     SHORT-TERM INVESTMENTS (2.9%)
                                                                 PRINCIPAL AMOUNT
        SHARES    SECURITY DESCRIPTION          VALUE              (000 OMITTED) SECURITY DESCRIPTION         VALUE
-----------------------------------------------------------   --------------------------------------------------------
    WHOLESALE TRADE-DURABLE GOODS (0.1%)                         UNIT INVESTMENT TRUSTS (0.0%)
        29,800 Genuine Parts Co.               $ 1,003,889                1 S & P 500, Depository Receipts
        15,700 Grainger (W.W.), Inc.               833,085                     (Cost $141,212)              $ 143,223
                                                                                                       ---------------
         4,800 Potlatch Corp.                      189,004       TIME DEPOSITS (2.9%)
                                          -----------------
                                                 2,025,978           52,736 Societe Generale, Grand Cayman,
                                          -----------------
    WHOLESALE TRADE-NONDURABLE GOODS (0.3%)                                    4.50%, 6/1/99, at Cost      52,735,996
                                                                                                       ---------------
        45,100 Cardinal Health, Inc.             2,722,913
        19,900 Supervalu, Inc.                     482,575         Total Short-Term Investments
        55,200 Sysco Corp.                       1,638,755            (Cost $52,877,209)                   52,879,219
                                          -----------------                                            ---------------
                                                 4,844,243
                                          -----------------
    Total Common Stocks (COST $998,685,912)  1,770,416,611      Total Investments (100.0%)
                                          -----------------            (COST $1,058,670,021)          $ 1,830,417,018
                                                                                                       ===============

BONDS (0.4%)
   PRINCIPAL AMOUNT
      (000 OMITTED) SECURITY DESCRIPTION          VALUE
-----------------------------------------------------------
    CORPORATE (0.2%)
         2,000 NationsBank Corp., 5.12%
                  V/R, 7/1/04+                 $ 2,012,006
         2,000 Spintab AB, 5.50% V/R, 12/20/04+  2,000,000
                                          -----------------
                Total Corporate Notes            4,012,006
                                          -----------------
    U.S. TREASURY OBLIGATIONS (0.2%)
         2,130 U.S. T-Bill, 3.96% - 4.55%,
                  9/16/99                        2,100,247
           265 U.S. T-Bill, 4.46% - 4.79%,
                  11/12/99                         259,229
           785 U.S. T-Bill, 4.44%, 4/27/00         749,706
                                          -----------------
                Total U.S. Treasury Obligations  3,109,182
                                          -----------------

      Total Bonds (Cost $7,106,901)              7,121,188
                                          -----------------





FINANCIAL FUTURES CONTRACTS++ (0.0%)

   POSITION         CONTRACTS                        INDEX                                            UNREALIZED LOSS
-------------------------------------------------------------------------------------------------------------------------
     Long              162        S & P 500 Futures, Expiring June 18, 1999 (notional value,               $   (935,700)
                                  $52,536,600)                                                           ===============


-----------------------------------------------------------

*     Non-income producing security.
+     Floating Rate Demand Note.
++             At May 31, 1999,  $3,180,000 of U.S.  Treasury  Bills,  9/16/99 -
               4/27/00, with a market value of $3,109,182 were pledged to cover margin requirements for open futures contracts.
# Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.
V/R   Variable rate -These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on May 31, 1999.


See Notes to Financial Statements.  20                     Core Trust (Delaware)

Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999



ASSETS
     Investments (Note 2)
        Investments, at cost                                              $ 1,058,670,021
        Net unrealized appreciation                                           771,746,997
                                                                    ----------------------
           Total investments, at value                                      1,830,417,018

     Collateral for securities loaned (Notes 2 and 6)                         170,332,749
     Net receivable for daily variation margin on
        financial futures contracts (Note 2)                                      474,950
     Receivable for investments sold                                              122,435
     Receivable for dividends, and interest and other receivables               3,005,438
     Organization costs, net of amortization (Note 2)                               2,749
                                                                    ----------------------
        Total Assets                                                        2,004,355,339
                                                                    ----------------------

LIABILITIES
     Payable for investments purchased                                          3,105,409
     Payable for securities loaned (Notes 2 and 6)                            170,332,749
     Payable to custodian (Note 3)                                                 17,076
     Payable to investment adviser (Note 3)                                       237,027
     Payable to administrator (Note 3)                                              4,436
     Accrued expenses and other liabilities                                        17,235
                                                                    ----------------------
        Total Liabilities                                                     173,713,932
                                                                    ----------------------

NET ASSETS                                                                $ 1,830,641,407
                                                                    ======================


See Notes to Financial Statements.  21                     Core Trust (Delaware)

INDEX PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                                                     YEAR ENDED
                                                                                    MAY 31, 1999
                                                                                --------------------
INVESTMENT INCOME
      Dividend income                                                                  $ 21,699,973
      Interest income                                                                     1,826,068
      Securities lending income (Note 2)                                                    412,363
                                                                                --------------------
          Total Investment Income                                                        23,938,404
                                                                                --------------------

EXPENSES
      Advisory (Note 3)                                                                   2,351,029
      Administration (Note 3)                                                               783,676
      Custody (Note 3)                                                                      171,735
      Accounting (Note 3)                                                                   153,500
      Legal                                                                                   5,734
      Audit                                                                                  36,331
      Trustees                                                                                2,934
      Pricing                                                                                28,971
      Amortization of organization costs (Note 2)                                             6,072
      Miscellaneous                                                                          35,927
                                                                                --------------------
          Total Expenses                                                                  3,575,909
      Fees waived (Note 4)                                                                 (779,240)
                                                                                --------------------
          Net Expenses                                                                    2,796,669
                                                                                --------------------

NET INVESTMENT INCOME                                                                    21,141,735
                                                                                --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain from securities                                                      21,545,068
      Realized gain from financial futures transactions                                   4,808,254
                                                                                --------------------
          Net realized gain from Investments                                             26,353,322
                                                                                --------------------

      Net change in unrealized appreciation of securities                               248,662,572
      Net change in unrealized depreciation of
         financial futures transactions                                                  (1,352,724)
                                                                                --------------------
          Net change in unrealized appreciation of Investments                          247,309,848
                                                                                --------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                         273,663,170
                                                                                --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 294,804,905
                                                                                ====================

See Notes to Financial Statements.  22                     Core Trust (Delaware)

INDEX PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                     Year Ended May 31,
                                          -----------------------------------------
                                                 1999                  1998
                                          -------------------   -------------------

Net Assets, Beginning of Period               $1,385,279,923         $ 455,992,618
                                          -------------------   -------------------

OPERATIONS
    Net investment income                         21,141,735            18,212,835
    Net realized gain from investments sold       26,353,322            40,577,843
    Net change in unrealized appreciation
       of investments                            247,309,848           232,315,725
                                          -------------------   -------------------
      Net increase in net assets
         resulting from operations               294,804,905           291,106,403
                                          -------------------   -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    Contributions (Note 7)                       338,399,367           791,000,962
    Withdrawals                                 (187,842,788)         (152,820,060)
                                          -------------------   -------------------
      Net increase from transactions
         in investors' beneficial interest       150,556,579           638,180,902
                                          -------------------   -------------------
           Net increase in net assets            445,361,484           929,287,305
                                          -------------------   -------------------

NET ASSETS, END OF PERIOD                     $1,830,641,407        $1,385,279,923
                                          ===================   ===================



FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:

                                                                                                Period Ended
                                                                                               ----------------------------
                                                         Year Ended May 31,                       May 31,      October 31,
                                          -----------------------------------------------------
                                                  1999                  1998            1997       1996 (b)      1995 (a)
---------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets (c):
    Expenses, including waiver of fees                 0.18%                 0.19%       0.11%          0.17%        0.17%
    Expenses, excluding waiver of fees                 0.23%                 0.24%       0.31%          0.32%        0.33%
    Net investment income,
         including waiver of fees                      1.35%                 1.60%       2.03%          2.35%        2.42%

Portfolio Turnover Rate                                   4%                    7%          7%             7%           8%


------------------------------------------

(a) For the period November 11, 1994 (commencement of operations) through October 31, 1995.
(b) For the seven  months  November 1, 1995  through May 31, 1996.
(c) Ratios for periods of less than one year are annualized.

See Notes to Financial Statements.  23                     Core Trust (Delaware)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999
--------------------------------------------------------------------------------


NOTE 1.   ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-two separate investment portfolios. Included in this report is Index Portfolio (the "Portfolio"), which is a diversified portfolio that commenced operations on November 11, 1994. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.


NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

The following summarizes the significant accounting policies of the Portfolio:

SECURITIES VALUATION - The Portfolio determines its net asset value at 4:00 pm EST on each portfolio business dayShort-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Core Trust Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain or loss for both financial statement and federal income tax purposes.

FUTURES CONTRACTS - The Portfolio may invest in futures contracts to enhance return and to hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

FEDERAL TAXES - The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain or loss of the Portfolio is deemed to have been "passed through" to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

EXPENSE ALLOCATION - Core Trust accounts separately for the assets and liabilities and operations of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios.

ORGANIZATION COSTS - Costs incurred by the Portfolio in connection with its organization have been and are amortized using the straight-line method over a five-year period beginning on the commencement of the Portfolio's operations.

REPURCHASE AGREEMENTS - The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Portfolio may have difficulties with the distribution of the collateral.

                                       24                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------


SECURITY LOANS - The Portfolio may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned, plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio.

NOTE 3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser for the Portfolio is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

ADMINISTRATION AND OTHER SERVICE PROVIDERS - The administrator to the Portfolio is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

Norwest serves as the custodian for the Portfolio. For its custody services, Norwest receives a fee at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of the Portfolio in excess of $200 million. Norwest also receives fees for providing services in connection with the securities lending program.

Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interest holder recordkeeping services to the Portfolio.

NOTE 4.  WAIVERS

For the year ended May 31, 1999, FAdS waived fees of $779,240.


NOTE 5.   SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1999, were $208,621,074 and $55,255,404, respectively. The federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of May 31, 1999, were $1,059,195,734, $807,923,181, and $36,701,897, respectively.


NOTE 6.  PORTFOLIO SECURITIES LOANED

As of May 31, 1999, the Portfolio had loaned portfolio investments in return for cash collateral, which was invested in various short-term fixed income securities. The risk to the Portfolio from securities lending is that the borrower may not provide additional collateral when required, or return the securities when due or when called for by the portfolio. The value of the securities on loan aggregated $158,451,323, and the value of the related collateral was $170,332,749.


NOTE 7. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, in connection with the commencement of operations of certain portfolios of Core Trust on June 1, 1997, interest holders at the time contributed net assets and unrealized gain of $512,437,536 and $115,520,269, respectively, to the Portfolio.

NOTE 8.  PORTFOLIO REORGANIZATION

On April 22, 1999, the Board of Trustees of Core Trust approved the reorganization of the Portfolio into a separate portfolio of Wells Fargo Core Trust, another open-end registered management investment company. The Wells Fargo Core Trust portfolio will have substantially similar investment objectives and policies as the Portfolio. The reorganization is part of a plan to centralize the management of the Norwest Portfolios and Norwest Advantage Funds, the principal interest holder of the Norwest Portfolios, under a common Board of Trustees. Pursuant to Core Trust's Trust Instrument, the the reorganization

                                       25                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MAY 31, 1999
--------------------------------------------------------------------------------


does not require interest holder approval.


NOTE 9.  CHANGES IN CERTIFYING ACCOUNTANT

On November 10, 1998, Pricewaterhouse Coopers LLP ("Coopers") resigned as auditor for Index Portfolio. The Board of Trustees accepted the resignation of Coopers and approved KPMG LLP ("KPMG") as the new auditors of the Portfolio at its November 10, 1998 meeting.

The decision to replace Coopers with KPMG was motivated by the fact that KPMG already serves as independent auditor for sixteen other series of the Trust. Coopers' principal accountant's report on the Portfolio's financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Coopers during the past two fiscal years, or through the date of its resignation, on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.


                                       26                  CORE TRUST (DELAWARE)

--------------------------------
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--------------------------------                         FUNDS


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        Portland, ME 04101





          DISTRIBUTOR
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      Two Portland Square
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                                                       FORUM FUNDS
                                                       P.O. Box 446
                                                   Portland, Maine 04112
                                                       800-943-6786
                                                       800-94FORUM
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                                                    www.forumfunds.com

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to others who have received a copy of the Funds' prospectus.